CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
STATEMENTS OF CASH FLOWS
Cash (used in)/provided by operating activities	$ (17,303)	¥ (120,461)	¥ 268,089	¥ (418,649)
Cash provided by investing activities	(83,044)	(578,134)	153,992	615,554
Cash used in financing activities	69,682	485,110	(145,212)	(784,766)
Cash, cash equivalents and restricted cash at the beginning of year	119,370	831,026	575,911	1,209,797
Cash, cash equivalents and restricted cash at the beginning of year		560,356	484,101
Cash, cash equivalents and restricted cash at the end of year	89,419	622,515	831,026	575,911
Cash, cash equivalents and restricted cash at the end of year	42,441	295,463	560,356	484,101
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	(8)	(55)	(23)	(385)
Parent Company [Member]
STATEMENTS OF CASH FLOWS
Cash (used in)/provided by operating activities	(681)	(4,739)	1,266	(5,507)
Cash provided by investing activities	2,624	18,268	133,189	402,418
Cash used in financing activities	(1,930)	(13,438)	(134,485)	(98,805)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1)	(5)	(13)	(301,241)
Net (decrease) /increase in cash, cash equivalents and restricted cash	12	86	(43)	(3,135)
Cash, cash equivalents and restricted cash at the beginning of year	36	250	293	3,428
Cash, cash equivalents and restricted cash at the beginning of year		250
Cash, cash equivalents and restricted cash at the end of year	48	336	250	293
Cash, cash equivalents and restricted cash at the end of year	48	336	250
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	$ (8)	¥ (55)	¥ (23)	¥ (385)